Shareholder Report, Holdings (Details) - C000246461	Jun. 30, 2024
Software & Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Health Care Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Media & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Food, Beverage & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Hardware & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Short-term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%